Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Total Bond ETF	Dec. 30, 2022
Fidelity Total Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(0.35%)
Past 5 years	4.39%
Since Inception	3.80%
Fidelity Total Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.10%)
Past 5 years	3.19%
Since Inception	2.56%
Fidelity Total Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.21%)
Past 5 years	2.87%
Since Inception	2.37%
LB001
Average Annual Return:
Past 1 year	(1.54%)
Past 5 years	3.57%
Since Inception	3.08%	[1]
LB091
Average Annual Return:
Past 1 year	(1.10%)
Past 5 years	3.84%
Since Inception	3.36%	[1]

[1]	A From October 6, 2014